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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Quarter Ended December 31, 2010

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Name of Institutional Investment Manager Filing this Report:
			Name:		 Lloyd George Management (BVI) Limited
			Address:	 c/O Suite 3808, One Exchange Square,
					 Central, Hong Kong
			13F File Number: 28 - 12186


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			William Kerr
Title:			Chief Compliance Officer
Phone:			852-28454433

Signature		Place and Date of Signing
William Kerr		Central, Hong Kong, February 10, 2010


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  38
Form 13F Information Table Value Total:  $66,489,044


List of Other Included Managers:


NO. 13F File Number		Name

01  28-12490			Lloyd George Investment Management (Bermuda) Limited

FORM 13F INFORMATION TABLE
QUARTER ENDED 31 December 2010



     NAME OF ISSUER                 TITLE         CUSIP      VALUE    SHARES  SH   PUT  INVSTMT  OTHER      VOTING AUTHORITY
                                    OF CLASS                X1000    PRN AMT PRN  CALL DSCRETN MANAGERS   SOLE    SHARED   NONE
 -------------------------         ---------    ----------   ------- -------- --- ----  ------- -------- ------- -------- -------
                                                                                  < C>
 3M CO				   COM STOCK	 88579Y1010    181      2100  SH	DEFINED		    2100	0	0
 BAIDU INC 			   SPON ADR	 0567521085    521	5400  SH	DEFINED	   01	    5400	0	0
 CHINA KANGHUI HLDGS		   SPON ADR	 16890V1008   5094    275200  SH	DEFINED	   01	  149100	0  126100
 CHINA KANGHUI HLDGS		   SPON ADR	 16890V1008   2747    148400  SH	DEFINED		  148400	0	0
 COMPANIA DE MINAS BUENAVENTURA        ADR       2044481040    294      6000  SH        DEFINED    01       6000        0       0
 COMPANIA DE MINAS BUENAVENTURA	       ADR	 2044481040    710     14500  SH	DEFINED		   14500	0	0
 COUNTRY STYLE COOKING RESTAURANT  SPON ADR	 22238M1099      7	 284  SH	DEFINED	   01	     284	0	0
 CREDICORP LTD		            COM STOCK    G2519Y1084    416      3500  SH	DEFINED    01       3500        0       0
 CREDICORP LTD		            COM STOCK    G2519Y1084    690      5800  SH	DEFINED             5800        0       0
 CTRIP.COM INT'L 	        AMERICAN DEP SHS 22943F1003   2387     59000  SH        DEFINED    01          0        0   59000
 DEERE & CO			    COM STOCK	 2441591054     75	 900  SH	DEFINED		     900	0	0
 EXXON MOBIL CORP		    COM STOCK    30231G1022    154      2100  SH	DEFINED             2100        0	0
 FOCUS MEDIA HLDG LTD		   SPON ADR	 34415V1098  14656    668300  SH	DEFINED    01	  136300	0  532000
 FOCUS MEDIA HLDG LTD		   SPON ADR	 34415V1098   4002    182500  SH	DEFINED    	  182500	0       0
 GRUPO TELEVISA	SA DE CV        SP ADR REP ORD   40049J2069    604     23300  SH	DEFINED	   	   23300	0	0
 HDFC BANK LTD                  ADR REPS 3 SHS   40415F1012   4225     25280  SH        DEFINED    01      25280        0       0
 ICICI BK LTD			       ADR	 45104G1040    866     17100  SH	DEFINED    01	   17100	0	0
 INFOSYS TECHNOLOGIES LTD	   SPON ADR	 4567881085    966     12700  SH	DEFINED    01	   12700	0	0
 INTL BUSINESS MACHINES CORP	   COM STOCK     4592001014    161	1100  SH	DEFINED		    1100	0	0
 JOHNSON & JOHNSON		   COM STOCK	 4781601046    118	1900  SH	DEFINED    	    1900	0	0
 KOREA FUND 		           COM NEW	 5006342092    353      8000  SH	DEFINED    01       8000        0       0
 MCDONALDS CORP			   COM STOCK	 5801351017    107	1400  SH	DEFINED		    1400	0	0
 MINDRAY MEDICAL INTL LTD          SPON ADR      6026751007   2560     96970  SH        DEFINED    01      53170        0   43800
 MINDRAY MEDICAL INTL LTD          SPON ADR      6026751007     32      1200  SH        DEFINED             1200        0       0
 MOBILE TELESYSTEMS OJSC	   SPON ADR	 6074091090    988     47350  SH	DEFINED		   47350	0	0
 NETEASE.COM INC		   SPON ADR      64110W1027    437     12100  SH        DEFINED    01      12100        0       0
 NEW ORIENTAL ED & TECH GRP INC	   SPON ADR      6475811070  15604    148288  SH        DEFINED    01      12000        0  136288
 NEW ORIENTAL ED & TECH GRP INC    SPON ADR      6475811070   1111     10560  SH        DEFINED            10560        0       0
 NEXTERA ENERGY INC		   COM STOCK	 65339F1012     62	1200  SH	DEFINED   	    1200	0	0
 PHILIPPINE LONG DISTANCE	   SPON ADR	 7182526043    463	7950  SH	DEFINED  	    7950	0	0
 POSCO                             SPON ADR      6934831099    282      2620  SH        DEFINED    01       2620        0	0
 TAIWAN SEMICONDUCTOR MFG Ltd          ADR       8740391003    193     15376  SH        DEFINED    01      15376        0       0
 TENARIS S.A.			       ADR	 88031M1099    294      6000  SH	DEFINED    01	    6000        0	0
 TENARIS S.A.			       ADR	 88031M1099    816     16650  SH	DEFINED    	   16650        0	0
 TRINA SOLAR LTD		  SPON ADR	 89628E1047    293     12500  SH	DEFINED		   12500	0	0
 VALE SA			ADR REPSTG PFD	 91912E2046    955     31600  SH	DEFINED    	   31600	0	0
 VERIZON COMMUNICATIONS INC	   COM STOCK	 92343V1044     93	2600  SH	DEFINED		    2600	0	0
 WUXI PHARMATECH INC		SPON ADR SHS	 9293521020   2973    184200  SH	DEFINED	   01	   77600	0  106600


